Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2025
Registrant Name	dei_EntityRegistrantName	General Money Market Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000353560
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2026
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Mar. 31, 2026
Prospectus Summary | Dreyfus Money Market Fund | Premier Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMGXX
Prospectus Summary | Dreyfus Money Market Fund | Service Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMBXX
Prospectus Summary | Dreyfus Money Market Fund | Wealth Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMMXX